Investments in Unconsolidated Businesses (Tables)	12 Months Ended
Dec. 31, 2015
Schedule of Summarized Financial Information for Equity Investees, Income Statement	Income Statement

(dollars in millions)
Years Ended December 31,	2013

Net revenue	$8,984
Operating income	1,632
Net income	925